Variable Interest Entities - Investment Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VIEs, not primary beneficiary
Variable interest entities
Obligation to provide financial or other support to VIEs	$ 0
VIEs, not primary beneficiary | Affordable Housing Partnerships and Other Real Estate Partnerships
Variable interest entities
Maximum loss exposure	92	$ 138
Other investments	92	138
Liability related to original purchase commitments not yet remitted	7	8
VIEs, not primary beneficiary | CLOs
Variable interest entities
Amortized cost	1	1
Maximum loss exposure	1	1
Consolidated investment entities | Unfunded commitments
Variable interest entities
Loans	$ 30	$ 27